OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2022 MYR (RM)
Commission payments descriptions	The eWallet is primarily for the crediting of any commission payment that falls below RM100 (or $22.70).
Comission payable	RM 100
Comission payable, threshold	100
Maximum [Member]
Comission payable, threshold	RM 100